S000088579 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares iBonds 1-5 Year TIPS Ladder ETF | iShares iBonds 1-5 Year TIPS Ladder ETF
Prospectus [Line Items]
Annual Return [Percent]	5.69%